Employee benefit plans - Summary of defined benefit plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Employee benefit plan expense:	$ 2,317	$ 2,849
Actuarial losses recognized in the statement of other comprehensive income (loss) in the year, before tax	(115)	(3,440)
Cumulative actuarial losses recognized in the statement of other comprehensive income (loss), before tax	(29,754)	(29,639)
Employee benefit plans
Disclosure of defined benefit plans [line items]
Employee benefit plan expense:	2,317	3,036
SERP
Disclosure of defined benefit plans [line items]
Employee benefit plan expense:	$ 0	$ (187)